Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 11,535	$ 12,328
Work in progress	1,473	360
Finished products	48,822	51,551
Inventories	61,830	64,239
Inventories shipped to customers	18,622	20,851
Inventory write-off	3,515	396	904
Inventory write-off provision	$ 5,238	$ 3,252